UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23025

                    TCW Alternative Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

                    Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

                Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TCW | Gargoyle Dynamic 500 Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Exchange Traded Funds		Value

	Exchange Traded Funds (100.5%)
28,120	SPDR S&P 500 ETF Trust (1) (2)		$6,939,172

	Total Exchange Traded Funds (Cost: $6,032,279) (100.5%)		6,939,172

	Total Investments (Cost: $6,032,279) (100.5%)		6,939,172

	Liabilities in Excess of Other Assets (-0.5%)		(36,673)

	Net Assets (100.0%)		$6,902,499

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
10	S&P 500 Index, Call, Strike Price $2,450, Expires 08/31/17	$(25,634)	$(34,300)
4	S&P 500 Index, Call, Strike Price $2,475, Expires 09/15/17	(10,394)	(9,240)
8	S&P 500 Index, Call, Strike Price $2,480, Expires 09/15/17	(18,468)	(16,160)
11	S&P 500 Index, Call, Strike Price $2,485, Expires 09/15/17	(26,823)	(19,305)

	Total Written Options	$(81,319)	$(79,005)

(1)	All or portion of this security is segregated to cover for written options.
(2)

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index.

Notes to the Schedule of Investments:

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Fund

Schedule of Investments (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Exchange Traded Funds	100.5%

Total	100.5%

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Collar Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Exchange Traded Funds		Value

	Exchange Traded Funds (96.2%)
4,000	SPDR S&P 500 ETF Trust (1) (2)		$987,080

	Total Exchange Traded Funds (Cost: $954,851) (96.2%)		987,080

Number of Contracts	Purchased Options – Exchange Traded

	Purchased Options – Exchange Traded (3.9%)
4	S&P 500 Index, Put, Strike Price $2,425, Expires 06/15/18		39,780

	Total Purchased Options - Exchange Traded (Cost: $51,894)		39,780

	Total Investments (Cost: $1,006,745) (100.1%)		1,026,860

	Liabilities in Excess of Other Assets (-0.1%)		(1,437)

	Net Assets (100.0%)		$1,025,423

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value

4	S&P 500 Index, Call, Strike Price $2,500, Expires 09/29/17	$(7,514)	$(6,960)

(1)	All or portion of this security is segregated to cover for written options.
(2)

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index.

Notes to the Schedule of Investments:

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Collar Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Exchange Traded Funds	96.2%
Purchased Options	3.9

Total	100.1%

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Exchange Traded Funds		Value

	Exchange Traded Funds (103.3%)
4,400	SPDR S&P 500 ETF Trust (1) (2)		$1,085,788

	Total Exchange Traded Funds (Cost: $1,049,841) (103.3%)		1,085,788

	Total Investments (Cost: $1,049,841) (103.3%)		1,085,788

	Liabilities in Excess of Other Assets (-3.3%)		(34,531)

	Net Assets (100.0%)		$1,051,257

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
3	S&P 500 Index, Call, Strike Price $2,400, Expires 08/18/17	$(20,625)	$(21,930)
2	S&P 500 Index, Call, Strike Price $2,410, Expires 09/15/17	(13,713)	(14,400)
1	S&P 500 Index, Call, Strike Price $2,425, Expires 09/15/17	(6,579)	(5,940)
1	S&P 500 Index, Call, Strike Price $2,430, Expires 09/15/17	(6,218)	(5,700)

	Total Written Options	$(47,135)	$(47,970)

(1)	All or portion of this security is segregated to cover for written options.
(2)

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index.

Notes to the Schedule of Investments:

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Exchange Traded Funds	103.3%

Total	103.3%

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value

	Consumer Discretionary (17.0%)
11,759	AMC Networks, Inc., Class A (1)	$751,988
13,000	AutoNation, Inc. (1)	550,940
13,300	Bed Bath & Beyond, Inc.	397,670
57,380	Ford Motor Co. (2)	643,804
20,100	General Motors Co. (2)	723,198
16,900	Goodyear Tire & Rubber Co. (The) (2)	532,519
29,000	International Game Technology PLC	552,160
7,600	Kohl’s Corp.	314,260
7,600	Liberty Global PLC, Class A (1)	257,336
13,598	Michael Kors Holdings, Ltd. (1)	495,511
15,000	Michaels Cos, Inc. (The) (1)	302,100
6,455	PVH Corp. (2)	770,017
2,400	Signet Jewelers, Ltd.	146,784
10,964	Tenneco, Inc.	606,309
12,729	Viacom, Inc., Class B	444,497

	Total Consumer Discretionary	7,489,093

	Consumer Staples (1.2%)
6,200	Molson Coors Brewing Co., Class B	551,676

	Energy (9.3%)
22,923	Antero Resources Corp. (1)	472,672
38,500	EnLink Midstream LLC (2)	675,675
45,000	Marathon Oil Corp.	550,350
13,050	National Oilwell Varco, Inc. (2)	426,865
14,500	Oceaneering International, Inc. (2)	371,925
29,217	QEP Resources, Inc. (1)	250,390
58,275	Transocean, Ltd. (1) (2)	504,079
9,356	Valero Energy Corp.	645,283
6,175	World Fuel Services Corp.	199,699

	Total Energy	4,096,938

	Financials (14.6%)
3,469	Affiliated Managers Group, Inc.	644,644
30,525	CNO Financial Group, Inc.	698,412
12,171	Franklin Resources, Inc.	545,017
18,670	Legg Mason, Inc. (2)	746,987
32,228	Leucadia National Corp. (2)	838,895
68,182	MGIC Investment Corp. (1) (2)	795,684
5,107	Prudential Financial, Inc. (2)	578,266
49,750	Radian Group, Inc.	866,645
18,586	Voya Financial, Inc.	729,315

	Total Financials	6,443,865

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)	July 31, 2017

Number of Shares	Common Stock	Value

	Health Care (18.4%)
8,252	AbbVie, Inc.	$576,897
19,213	Akorn, Inc. (1)	645,941
2,800	Allergan PLC (2)	706,524
19,310	Allscripts Healthcare Solutions, Inc. (1)	237,706
5,236	AmerisourceBergen Corp.	491,241
1,500	Amgen, Inc.	261,765
14,510	Baxter International, Inc. (2)	877,565
2,193	Biogen, Inc. (1)	635,071
8,400	Centene Corp. (1)	667,128
13,000	Endo International PLC (1)	143,260
8,840	Express Scripts Holding Co. (1)	553,738
8,900	Gilead Sciences, Inc. (2)	677,201
1,200	Jazz Pharmaceuticals PLC (1)	184,332
10,986	Mallinckrodt PLC (1) (2)	503,159
5,751	United Therapeutics Corp. (1)	738,428
13,161	Valeant Pharmaceuticals International, Inc. (1)	216,630

	Total Health Care	8,116,586

	Industrials (11.6%)
17,900	Avis Budget Group, Inc. (1) (2)	550,962
2,760	Chicago Bridge & Iron Co. NV	51,722
5,126	Delta Air Lines, Inc.	253,019
6,838	ManpowerGroup, Inc. (2)	732,692
14,156	Owens Corning (2)	949,160
9,872	United Continental Holdings, Inc. (1)	668,137
8,080	United Rentals, Inc. (1)	961,197
25,178	USG Corp. (1) (2)	680,813
5,690	WESCO International, Inc. (1)	291,613

	Total Industrials	5,139,315

	Information Technology (20.1%)
12,000	Akamai Technologies, Inc. (1)	565,680
2,556	Belden, Inc.	183,879
14,974	CA, Inc.	464,793
24,220	eBay, Inc. (1) (2)	865,381
48,661	Flex, Ltd. (1) (2)	778,089
4,752	Lam Research Corp.	757,754
4,800	LogMeIn, Inc.	558,960
13,133	NCR Corp. (1)	497,084
16,000	NetScout Systems, Inc. (1)	552,000
41,041	Nuance Communications, Inc. (1)	710,009
16,400	Open Text Corp.	549,400
34,757	Twitter, Inc. (1)	559,240

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)	July 31, 2017

Number of Shares	Common Stock	Value

	Information Technology (Continued)
4,285	VMware, Inc., Class A (1) (2)	$397,262
14,619	Xerox Corp.	448,365
9,588	Zebra Technologies Corp., Class A (1)	975,291

	Total Information Technology	8,863,187

	Materials (5.3%)
19,563	Mosaic Co. (The)	472,251
26,235	Owens-Illinois, Inc. (1)	627,017
44,000	Platform Specialty Products Corp. (1)	616,440
8,540	Reliance Steel & Aluminum Co.	617,954

	Total Materials	2,333,662

	Telecommunication Services (2.0%)
9,100	AT&T, Inc.	354,900
22,340	CenturyLink, Inc. (2)	519,852

	Total Telecommunication Services	874,752

	Utilities (1.4%)
42,000	Calpine Corp. (1)	603,960

	Total Common Stock (Cost: $39,909,603) (100.9%)	44,513,034

	Total Investments (Cost: $39,909,603) (100.9%)	44,513,034

	Liabilities in Excess of Other Assets (-0.9%)	(395,736)

	Net Assets (100.0%)	$44,117,298

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)	July 31, 2017

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
2	NASDAQ 100 Index, Call, Strike Price $5,950, Expires 09/15/17	$(22,097)	$(16,510)
41	Russell 2000 Index, Call, Strike Price $1,400, Expires 08/18/17	(161,437)	(135,300)
26	Russell 2000 Index, Call, Strike Price $1,410, Expires 08/18/17	(77,700)	(65,390)
27	Russell 2000 Index, Call, Strike Price $1,420, Expires 08/18/17	(64,318)	(49,005)
9	Russell 2000 Index, Call, Strike Price $1,420, Expires 08/31/17	(25,816)	(21,240)
5	Russell 2000 Index, Call, Strike Price $1,420, Expires 09/15/17	(14,892)	(14,350)
12	Russell 2000 Index, Call, Strike Price $1,440, Expires 08/31/17	(30,221)	(15,420)
14	S&P 500 Index, Call, Strike Price $2,440, Expires 08/18/17	(36,379)	(51,660)
28	S&P 500 Index, Call, Strike Price $2,450, Expires 08/31/17	(69,957)	(96,040)
26	S&P 500 Index, Call, Strike Price $2,460, Expires 08/18/17	(62,360)	(54,730)
20	S&P 500 Index, Call, Strike Price $2,470, Expires 08/31/17	(38,769)	(40,600)

	Total Written Options	$(603,946)	$(560,245)

(1)	Non-income producing security.
(2)	All or portion of this security is segregated to cover for written options.

Notes to the Schedule of Investments:

NASDAQ -	National Association of Securities Dealers Automated Quotations.
S&P -	Standard and Poor’s

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Information Technology	20.1%
Health Care	18.4
Consumer Discretionary	17.0
Financials	14.6
Industrials	11.6
Energy	9.3
Materials	5.3
Telecommunication Services	2.0
Utilities	1.4
Consumer Staples	1.2

Total	100.9%

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value

	Consumer Discretionary (17.0%)
294	AMC Networks, Inc., Class A (1)	$18,801
400	AutoNation, Inc. (1)	16,952
425	Bed Bath & Beyond, Inc.	12,707
112	DISH Network Corp., Class A (1)	7,171
1,079	Ford Motor Co.	12,106
467	General Motors Co.	16,803
447	Goodyear Tire & Rubber Co. (The)	14,085
30	Graham Holdings Co., Class B	17,772
900	International Game Technology PLC	17,136
279	Kohl’s Corp.	11,537
454	Liberty Global PLC, Class A (1)	15,372
363	Michael Kors Holdings, Ltd. (1)	13,228
800	Michaels Cos, Inc. (The) (1)	16,112
143	PVH Corp.	17,058
266	Tenneco, Inc.	14,710
313	Viacom, Inc., Class B	10,930

	Total Consumer Discretionary	232,480

	Consumer Staples (3.7%)
193	Edgewell Personal Care Co. (1)	13,935
190	Molson Coors Brewing Co., Class B	16,906
800	Pilgrim’s Pride Corp. (1)	19,432

	Total Consumer Staples	50,273

	Energy (8.1%)
742	Antero Resources Corp. (1)	15,300
932	EnLink Midstream LLC	16,357
1,381	Marathon Oil Corp.	16,890
412	National Oilwell Varco, Inc.	13,476
357	Oceaneering International, Inc.	9,157
999	QEP Resources, Inc. (1)	8,561
1,662	Transocean, Ltd. (1)	14,376
932	Whiting Petroleum Corp. (1)	4,893
341	World Fuel Services Corp.	11,028

	Total Energy	110,038

	Financials (14.4%)
109	Affiliated Managers Group, Inc.	20,255
965	CNO Financial Group, Inc.	22,079
473	Legg Mason, Inc.	18,925
870	Leucadia National Corp.	22,646
371	LPL Financial Holdings, Inc.	16,977
1,643	MGIC Investment Corp. (1)	19,174

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund

Schedule of Investments (Unaudited) (Continued)	July 31, 2017

Number of Shares	Common Stock	Value

	Financials (Continued)
172	Prudential Financial, Inc.	$19,475
1,098	Radian Group, Inc.	19,127
168	Reinsurance Group of America, Inc.	23,554
382	Voya Financial, Inc.	14,990

	Total Financials	197,202

	Health Care (18.7%)
252	AbbVie, Inc.	17,617
366	Akorn, Inc. (1)	12,305
60	Allergan PLC	15,140
171	AmerisourceBergen Corp.	16,043
200	Amgen, Inc.	34,902
368	Baxter International, Inc.	22,257
54	Biogen, Inc. (1)	15,638
230	Centene Corp. (1)	18,267
223	Express Scripts Holding Co. (1)	13,969
193	Gilead Sciences, Inc.	14,685
87	HCA Healthcare, Inc. (1)	6,990
123	Jazz Pharmaceuticals PLC (1)	18,894
228	Mallinckrodt PLC (1)	10,442
257	Molina Healthcare, Inc. (1)	17,168
105	Perrigo Co. PLC	7,867
102	United Therapeutics Corp. (1)	13,097

	Total Health Care	255,281

	Industrials (10.9%)
445	Chicago Bridge & Iron Co. NV	8,339
348	Delta Air Lines, Inc.	17,177
269	Eaton Corp. PLC	21,049
172	ManpowerGroup, Inc.	18,430
298	Owens Corning	19,981
277	United Continental Holdings, Inc. (1)	18,747
200	United Rentals, Inc. (1)	23,792
506	USG Corp. (1)	13,682
156	WESCO International, Inc. (1)	7,995

	Total Industrials	149,192

	Information Technology (19.1%)
364	Akamai Technologies, Inc. (1)	17,159
473	CA, Inc.	14,682
585	eBay, Inc. (1)	20,902
1,232	Flex, Ltd. (1)	19,700
609	Jabil, Inc.	18,575

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund

Schedule of Investments (Unaudited) (Continued)	July 31, 2017

Number of Shares	Common Stock	Value

	Information Technology (Continued)
151	Lam Research Corp.	$24,078
146	LogMeIn, Inc.	17,002
415	NCR Corp. (1)	15,708
491	NetScout Systems, Inc. (1)	16,939
1,026	Nuance Communications, Inc. (1)	17,750
200	NXP Semiconductors NV (1)	22,066
528	Open Text Corp.	17,688
943	Twitter, Inc. (1)	15,173
370	Xerox Corp.	11,348
112	Zebra Technologies Corp., Class A (1)	11,393

	Total Information Technology	260,163

	Materials (4.1%)
468	Mosaic Co. (The)	11,297
754	Owens-Illinois, Inc. (1)	18,021
1,287	Platform Specialty Products Corp. (1)	18,031
120	Reliance Steel & Aluminum Co.	8,683

	Total Materials	56,032

	Telecommunication Services (2.2%)
437	AT&T, Inc.	17,043
577	CenturyLink, Inc.	13,427

	Total Telecommunication Services	30,470

	Utilities (1.4%)
1,300	Calpine Corp. (1)	18,694

	Total Common Stock (Cost: $1,280,196) (99.6%)	1,359,825

	Total Investments (Cost: $1,280,196) (99.6%)	1,359,825

	Excess of Other Assets over Liabilities (0.4%)	5,023

	Net Assets (100.0%)	$1,364,848

(1)	Non-income producing security.

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Information Technology	19.1%
Health Care	18.7
Consumer Discretionary	17.0
Financials	14.4
Industrials	10.9
Energy	8.1
Materials	4.1
Consumer Staples	3.7
Telecommunication Services	2.2
Utilities	1.4

Total	99.6%

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value

	Consumer Discretionary (15.8%)
1,220	DR Horton, Inc.	43,542
1,084	Newell Brands, Inc.	57,148
981	Nexstar Media Group, Inc., Class A	64,157
1,260	Toll Brothers, Inc.	48,623

	Total Consumer Discretionary	213,470

	Energy (5.5%)
3,674	Kinder Morgan, Inc.	75,060

	Financials (17.3%)
6,131	AmTrust Financial Services, Inc.	98,096
4,731	Ares Capital Corp.	77,541
1,092	Wells Fargo & Co.	58,903

	Total Financials	234,540

	Health Care (1.9%)
781	Pfizer, Inc.	25,898

	Industrials (14.6%)
2,045	EnPro Industries, Inc. (1)	157,506
721	Xylem, Inc.	40,902

	Total Industrials	198,408

	Information Technology (4.9%)
227	International Business Machines Corp.	32,840
458	Microsoft Corp.	33,297

	Total Information Technology	66,137

	Real Estate Investment Trust (REIT) (20.0%)
426	American Tower Corp.	58,077
2,931	Clipper Realty, Inc.	32,827
5,226	Colony NorthStar, Inc., Class A	76,509
1,216	Invitation Homes, Inc.	25,925
834	Seritage Growth Properties, Class A	39,006
247	Simon Property Group, Inc.	39,150

	Total Real Estate Investment Trust (REIT)	271,494

	Telecommunication Services (3.0%)
835	Verizon Communications, Inc.	40,414

	Total Common Stock (Cost: $1,029,563) (83.0%)	1,125,421

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund

Schedule of Investments (Unaudited) (Continued)	July 31, 2017

Number of Contracts	Purchased Options - Exchange Traded	Value

	Purchased Options - Exchange Traded (0.5%)
9	Energy Select Sector SPDR Fund, Call, Strike Price $65, Expires 01/19/18	$3,285
27	Industrial Select Sector SPDR Fund, Put, Strike Price $68, Expires 09/15/17	2,632
11	Powershares QQQ Trust, Series 1, Put, Strike Price $137, Expires 09/15/17	1,315

	Total Purchased Options - Exchange Traded (Cost: $12,361)	7,232

	Total Investments Before Investments Sold Short (Cost: $1,041,924) (83.5%)	1,132,653

Number of Shares	Securities Sold Short

	Consumer Discretionary (-1.0%)
(54)	Ulta Beauty, Inc. (2)	(13,565)

	Consumer Staples (-5.0%)
(155)	Clorox Co. (The)	(20,691)
(1,175)	Flowers Foods, Inc.	(20,668)
(762)	Hormel Foods Corp.	(26,038)

	Total Consumer Staples	(67,397)

	Energy (-1.6%)
(653)	National Oilwell Varco, Inc.	(21,360)

	Exchange Traded Funds (-13.0%)
(983)	iShares Russell 2000 ETF (3)	(139,104)
(400)	ProShares Ultra S&P500 (4)	(37,192)

	Total Exchange Traded Funds	(176,296)

	Financials (-2.9%)
(4,802)	Prospect Capital Corp.	(39,233)

	Industrials (-0.9%)
(200)	CH Robinson Worldwide, Inc.	(13,120)

	Real Estate Investment Trust (REIT) (-1.5%)
(680)	LaSalle Hotel Properties	(20,087)

	Total Securities Sold Short (Cost: $(348,144)) (-25.9%)	(351,058)

	Total Investments Net of Securities Sold Short (Cost: $693,780) (57.6%)	781,595

	Excess of Other Assets over Liabilities (42.4%)	574,383

	Net Assets (100.0%)	$1,355,978

(1)	All or portion of this security is segregated to cover for written options.
(2)	Non-income producing security.
(3)

The iShares Russell 2000 ETF seeks to track the investment results of the Russell 2000® Index which measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell.

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund

Schedule of Investments (Unaudited) (Continued)	July 31, 2017

(4)

The ProShares Ultra S&P500 ETF seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts.

Notes to the Schedule of Investments:

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s
SPDR -	Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Long Investments Percentage of Net Assets	Short Investments Percentage of Net Assets
Real Estate Investment Trust (REIT)	20.0%	(1.5)%
Financials	17.3	(2.9)
Consumer Discretionary	15.8	(1.0)
Industrials	14.6	(0.9)
Energy	5.5	(1.6)
Information Technology	4.9	—
Telecommunication Services	3.0	—
Health Care	1.9	—
Purchased Options	0.5	—
Consumer Staples	—	(5.0)
Exchange Traded Funds	—	(13.0)

Total	83.5%	(25.9)%

See accompanying notes to schedule of investments.

TCW Alternative Funds

Notes to Schedule of Investments (Unaudited)	July 31, 2017

Note 1 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements.

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the mid price, or if no mid price exists then the last trade price; if no trade price exists then they are valued at the bid price, and if no bid price then ask price for both purchased and written options. Swaps and futures are valued at the last sale price, or if no sales are reported, then the last ask price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the Trust’s Board of Trustees.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market,

TCW Alternative Funds

Notes to Schedule of Investments (Unaudited) (Continued)	July 31, 2017

the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The Funds categorized all of their investments and other financial instruments at Level 1, with the corresponding industries as represented in the Schedule of Investments as of July 31, 2017.

The Funds did not have any transfers in and out of Level 1 of the fair value hierarchy during the period ended July 31, 2017.

The Funds held no investments or other financial instruments at July 31, 2017, whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

TCW Alternative Funds

Notes to Schedule of Investments (Unaudited) (Continued)	July 31, 2017

Note 1 — Significant Accounting Policies (Continued)

Options: The Fund may purchase and sell put and call options on securities or indexes to enhance investment performance and to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by them. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had they sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately wants to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Funds may sell index call options to partially hedge its stock portfolio. The Funds receive premiums for selling these options. However, selling index call options can limit the Funds’ opportunity to profit from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

TCW Alternative Funds

Notes to Schedule of Investments (Unaudited) (Continued)	July 31, 2017

Note 2 — Federal Income Taxes

At July 31, 2017, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW | Gargoyle Dynamic 500 Fund	$ 906,893	$(5)	$ 906,888	$ 6,032,284
TCW | Gargoyle Dynamic 500 Collar Fund	32,229	(12,114)	20,115	1,006,745
TCW | Gargoyle Dynamic 500 Market-Neutral Fund	35,947	—	35,947	1,049,841
TCW | Gargoyle Hedged Value Fund	7,254,232	(2,650,801)	4,603,431	39,909,603
TCW | Gargoyle Systematic Value Fund	166,272	(86,643)	79,629	1,280,196
TCW High Dividend Equities Long/Short Fund	110,959	(26,158)	84,801	1,047,852

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Alternative Funds

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer
(principal executive officer)

Date	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer
(principal executive officer)

Date	September 22, 2017

By (Signature and Title)*	/s/ Richard M. Villa
Richard M. Villa, Treasurer
(principal financial officer)

Date	September 22, 2017

*	Print the name and title of each signing officer under his or her signature.